Foreign Exchange (Loss) Gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes In Foreign Exchange Rates [Abstract]
Foreign exchange (loss) gain	$ (129,351)	$ 18,695
Realized foreign exchange (loss) gain on derivative contracts (note 23)	(8,206)	11,417
Unrealized foreign exchange (loss) gain on derivative contracts (note 23)	(30,808)	7,582
Foreign exchange gain (loss) on other financial assets and liabilities	3,357	(3,082)
Foreign exchange gains (losses)	$ (165,008)	$ 34,612